INCOME TAXES	12 Months Ended
Sep. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 5 - INCOME TAXES

The provision for income taxes consists of the following as of September 30, 2013 and 2012:

September 30,
	2013	2012
FEDERAL
Current	$-	$-
Deferred	-	-
STATE
Current	-	-
Deferred	-	-
TOTAL PROVISION	$-	$-

Deferred income tax assets and liabilities at September 30, 2013 and 2012 consist of the following temporary differences:

	September 30,
	2013	2012
DEFERRED TAX ASSETS
Current	$-	$-
Noncurrent
Net operating losses	1,166,327	336,029
Exploration costs	1,701,065	-
Differences in book/tax depreciation	0	0
Total noncurrent	$2,867,392	$336,029
Valuation Allowance	(2,867,392)	(336,029)
NET DEFERRED TAX ASSET	-	-
DEFERRED TAX LIABILITIES	-	-
NET DEFERRED TAXES	$-	$-

The Company's valuation allowance has increased $2,531,363 during the year ended September 30, 2013.

The following is a summary of federal net operating loss carry forwards and their expiration dates:

Amount	Expiration
$3,203	9/30/2024
7,695	9/30/2025
18,447	9/30/2026
16,876	9/30/2027
17,986	9/30/2028
8,596	9/30/2029
7, 713	9/30/2030
64,097	9/30/2031
513,914	9/30/2032
7,116,987	9/30/2033
$7,775,514	Total

A reconciliation between income taxes at statutory tax rates (15%) and (20%) as of September 30, 2013 and 2012, respectively, and the actual income tax provision for continuing operations is as follows:

	September 30,
	2013	2012
Expected provision (based on statutory rate)	$(2,617,887)	$(307,455)
Effect of:
Increase in valuation allowance	2,531,363	307,152
State minimum tax, net of federal benefit	0	0
Non-deductible expense	2,541	303
Temporary differences due to depreciation	0	0
Rate Change	83,973	0

Total actual provision	$0	$0

The Company has not made any adjustments to deferred tax assets or liabilities. The Company did not identify any material uncertain tax positions of the Company on returns that have been filed or that will be filed. The Company is carrying a large net operating loss as disclosed above. Since this net operating loss will not produce a tax benefit for several years, even if examined by taxing authorities and disallowed entirely, there would be no effect on the financial statements.

The Company's policy is to recognize potential interest and penalties accrued related to unrecognized tax benefits within general and administrative expenses for penalties and interest expense. For the years ended September 30, 2013 and 2012, the Company did not recognize any interest or penalties, nor did we have any interest or penalties accrued as of September 30, 2013 and 2012 relating to unrecognized benefits.

The tax years ended September 30, 2010 through 2013 are open for examination for federal income tax purposes and by other major taxing jurisdictions to which we are subject.